Average Annual Total Returns			12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
		Oct. 03, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.00%		12.10%	7.91%
FPA Queens Road Small Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.31%		11.56%	7.13%
FPA Queens Road Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.97%		9.60%	6.21%
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.09%	11.66%
Performance Inception Date	[2]	Dec. 01, 2020
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.24%	11.77%
Performance Inception Date	[2]	Dec. 01, 2020
FPA Queens Road Small Cap Value Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent			25.96%		15.16%	11.48%
FPA Queens Road Small Cap Value Fund | Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent			14.65%		10.00%	(6.76%)
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Average Annual Return, Percent			16.06%		12.33%	9.40%
FPA Queens Road Value Fund | FPA Queens Road Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.27%		10.74%	8.03%
FPA Queens Road Value Fund | FPA Queens Road Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.07%		9.68%	7.40%
FPA Queens Road Value Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%	12.03%
FPA Queens Road Value Fund | S&P 500 Value Index
Prospectus [Line Items]
Average Annual Return, Percent			22.23%		(14.11%)	(10.01%)

[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
[2]	Advisor Class and Institutional Class shares commenced operations on December 1, 2020.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").